Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by the Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012		Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	¥ 15,048,076		¥ 21,577,623
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	332,366	[1]	520,937	[1]
U.S. agency securities | Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	25,251		55,327
Japanese agency securities | Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	¥ 307,115		¥ 465,610

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011, and ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.